Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable
Accounts Receivable

(3)                     Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Accounts receivable	3,921,502	4,510,727	745,119
Less: Allowance for doubtful accounts	(287,351)	(286,997)	(47,409)
Total accounts receivable, net	3,634,151	4,223,730	697,710

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Beginning balance	(309,482)	(343,306)	(287,351)	(47,467)
Additions	(45,612)	(73,962)	(20,063)	(3,314)
Reversal of allowance for doubtful accounts	6,624	5,401	16,998	2,808
Write-off of accounts receivable	5,164	124,516	3,419	564
Ending balance	(343,306)	(287,351)	(286,997)	(47,409)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 813,679 and RMB 601,602 (US$ 99,378) as of December 31, 2012 and 2013, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2012 and 2013, 31% and 30%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2012 and 2013, the Company has pledged accounts receivable with a total carrying amount of nil and RMB 322,599 (US$ 53,290), respectively, to secure short-term bank borrowings.